PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Aerospace & Defense 1.1%
Airbus SE (France)*	51,692	$5,735,979
Curtiss-Wright Corp.	5,631	708,492
Raytheon Technologies Corp.	76,152	6,162,220
Spirit AeroSystems Holdings, Inc. (Class A Stock)	37,276	1,411,269
		14,017,960
Air Freight & Logistics 0.3%
FedEx Corp.	17,112	3,942,091
Airlines 0.6%
Delta Air Lines, Inc.*	121,840	4,410,608
Hawaiian Holdings, Inc.*(a)	96,435	1,762,832
Sun Country Airlines Holdings, Inc.*	61,328	1,682,227
		7,855,667
Auto Components 0.1%
Patrick Industries, Inc.	16,108	1,284,935
Automobiles 3.8%
General Motors Co.*	149,365	8,643,752
Tesla, Inc.*	33,751	38,636,795
		47,280,547
Banks 7.4%
Ameris Bancorp	28,982	1,410,554
Associated Banc-Corp.	95,881	2,099,794
Bank of America Corp.	262,649	11,680,001
BankUnited, Inc.	110,092	4,364,047
Berkshire Hills Bancorp, Inc.	65,118	1,739,302
Cadence Bank	49,873	1,457,289
Citigroup, Inc.	105,095	6,694,551
First Bancorp	64,052	2,846,471
First BanCorp (Puerto Rico)	114,692	1,524,257
First Foundation, Inc.	138,462	3,519,704
Fulton Financial Corp.	146,465	2,312,682
Hilltop Holdings, Inc.	37,371	1,271,735
International Bancshares Corp.	45,872	1,927,083
JPMorgan Chase & Co.	88,383	14,037,872
PacWest Bancorp	65,932	2,949,798
Pinnacle Financial Partners, Inc.	24,056	2,295,183

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	44,879	$8,841,163
Silvergate Capital Corp. (Class A Stock)*	9,560	1,954,829
SouthState Corp.	22,312	1,743,460
Truist Financial Corp.	149,802	8,884,756
UMB Financial Corp.	17,779	1,788,212
Valley National Bancorp	200,105	2,689,411
Wintrust Financial Corp.	42,235	3,696,829
		91,728,983
Beverages 0.4%
PepsiCo, Inc.	34,428	5,500,906
Biotechnology 1.9%
ACADIA Pharmaceuticals, Inc.*	71,433	1,371,513
Amicus Therapeutics, Inc.*	204,997	2,195,518
Apellis Pharmaceuticals, Inc.*	47,003	1,977,886
Avid Bioservices, Inc.*(a)	88,650	2,709,144
BioNTech SE (Germany), ADR*(a)	13,580	4,776,629
C4 Therapeutics, Inc.*	26,048	966,902
Gritstone bio, Inc.*	93,939	1,239,995
Intellia Therapeutics, Inc.*	8,977	1,032,445
Ironwood Pharmaceuticals, Inc.*(a)	118,674	1,316,095
Karyopharm Therapeutics, Inc.*(a)	262,228	1,822,484
Nurix Therapeutics, Inc.*	41,907	1,207,760
ORIC Pharmaceuticals, Inc.*(a)	69,396	960,441
Prothena Corp. PLC (Ireland)*	17,220	863,583
Turning Point Therapeutics, Inc.*	23,806	906,056
		23,346,451
Building Products 1.4%
Armstrong World Industries, Inc.	9,761	1,034,373
JELD-WEN Holding, Inc.*	74,993	1,817,080
Johnson Controls International PLC	150,444	11,247,194
UFP Industries, Inc.	24,230	2,017,875
Zurn Water Solutions Corp.	51,721	1,812,821
		17,929,343
Capital Markets 3.4%
Artisan Partners Asset Management, Inc. (Class A Stock)	18,242	815,965
Blackstone, Inc.	60,690	8,584,601
Bridge Investment Group Holdings, Inc. (Class A Stock)*	129,363	2,681,695
Brightsphere Investment Group, Inc.	166,291	4,993,719

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Focus Financial Partners, Inc. (Class A Stock)*	37,669	$2,318,150
Goldman Sachs Group, Inc. (The)	32,617	12,426,751
Houlihan Lokey, Inc.	32,873	3,568,035
Lazard Ltd. LP (Class A Stock)	75,447	3,215,551
Moelis & Co. (Class A Stock)	45,438	2,785,804
Open Lending Corp. (Class A Stock)*	54,252	1,260,816
		42,651,087
Chemicals 1.4%
Avient Corp.	98,605	5,424,261
Linde PLC (United Kingdom)	38,532	12,258,571
		17,682,832
Commercial Services & Supplies 0.4%
ABM Industries, Inc.	20,339	915,255
ACV Auctions, Inc. (Class A Stock)*(a)	120,080	2,543,294
Harsco Corp.*	83,412	1,216,147
		4,674,696
Communications Equipment 0.5%
Cisco Systems, Inc.	94,835	5,200,751
Extreme Networks, Inc.*	90,398	1,220,373
		6,421,124
Construction & Engineering 0.9%
Great Lakes Dredge & Dock Corp.*	332,134	4,908,941
Primoris Services Corp.	82,386	1,847,094
WillScot Mobile Mini Holdings Corp.*	126,737	4,827,412
		11,583,447
Construction Materials 0.3%
Summit Materials, Inc. (Class A Stock)*(a)	100,607	3,752,641
Consumer Finance 1.0%
Capital One Financial Corp.	49,286	6,926,161
LendingClub Corp.*	28,061	918,156
SLM Corp.	247,961	4,408,747
		12,253,064

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.6%
Crown Holdings, Inc.	71,200	$7,532,960
Diversified Telecommunication Services 0.2%
Bandwidth, Inc. (Class A Stock)*(a)	31,764	2,276,208
Electrical Equipment 0.7%
Atkore, Inc.*	22,336	2,378,784
AZZ, Inc.	23,629	1,226,109
Encore Wire Corp.	17,309	2,431,222
Fluence Energy, Inc.*	34,723	1,100,372
GrafTech International Ltd.	79,734	928,901
		8,065,388
Electronic Equipment, Instruments & Components 1.0%
Belden, Inc.(a)	23,047	1,421,308
Littelfuse, Inc.	10,076	3,007,484
Methode Electronics, Inc.	49,159	2,186,101
nLight, Inc.*	81,690	2,033,264
Sanmina Corp.*	61,570	2,249,768
Vishay Intertechnology, Inc.	80,105	1,631,739
		12,529,664
Energy Equipment & Services 0.4%
Cactus, Inc. (Class A Stock)	74,345	2,713,592
ChampionX Corp.*	51,399	1,049,054
Oceaneering International, Inc.*	119,635	1,278,898
		5,041,544
Entertainment 2.4%
Netflix, Inc.*	21,408	13,741,795
ROBLOX Corp. (Class A Stock)*	21,750	2,742,675
Sea Ltd. (Taiwan), ADR*	12,371	3,563,714
Spotify Technology SA*	18,075	4,310,888
Walt Disney Co. (The)*	37,797	5,476,785
		29,835,857
Equity Real Estate Investment Trusts (REITs) 2.1%
City Office REIT, Inc.	67,049	1,118,377
Cousins Properties, Inc.	53,893	2,035,000
Independence Realty Trust, Inc.(a)	126,859	3,108,046
Kite Realty Group Trust	47,272	951,113

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
National Storage Affiliates Trust	97,732	$5,998,790
Plymouth Industrial REIT, Inc.	39,106	1,163,404
PotlatchDeltic Corp.(a)	37,753	2,043,947
Retail Opportunity Investments Corp.	99,047	1,739,265
SITE Centers Corp.	109,491	1,648,934
STAG Industrial, Inc.	36,153	1,575,548
Summit Hotel Properties, Inc.*	275,638	2,466,960
Urban Edge Properties	120,271	2,072,269
		25,921,653
Food & Staples Retailing 1.6%
BJ’s Wholesale Club Holdings, Inc.*	13,553	896,531
Costco Wholesale Corp.	10,614	5,724,979
Performance Food Group Co.*	83,198	3,353,712
Sprouts Farmers Market, Inc.*	77,494	2,050,491
Walmart, Inc.	58,401	8,212,933
		20,238,646
Food Products 0.8%
Adecoagro SA (Brazil)*	299,866	2,341,954
Freshpet, Inc.*	9,661	1,043,581
Mondelez International, Inc. (Class A Stock)	112,431	6,626,683
		10,012,218
Gas Utilities 0.1%
Spire, Inc.	23,568	1,410,545
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	71,458	8,987,273
BioLife Solutions, Inc.*	39,509	1,507,663
Inari Medical, Inc.*	17,280	1,426,291
Integra LifeSciences Holdings Corp.*	22,049	1,410,034
Nevro Corp.*	11,711	1,019,794
Ortho Clinical Diagnostics Holdings PLC*	65,792	1,259,259
Outset Medical, Inc.*(a)	52,225	2,475,465
Shockwave Medical, Inc.*	6,599	1,189,404
Silk Road Medical, Inc.*	22,137	898,319
STAAR Surgical Co.*	9,499	904,210
Tandem Diabetes Care, Inc.*	24,997	3,212,614
Zimmer Biomet Holdings, Inc.	24,057	2,877,217
		27,167,543

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc.*	75,691	$4,251,563
Accolade, Inc.*(a)	42,751	1,097,418
AMN Healthcare Services, Inc.*	14,821	1,689,742
Cigna Corp.	18,775	3,602,923
Community Health Systems, Inc.*(a)	82,423	991,549
Ensign Group, Inc. (The)	14,672	1,119,914
Laboratory Corp. of America Holdings*	23,488	6,701,831
Progyny, Inc.*	61,371	3,115,806
Select Medical Holdings Corp.	71,245	1,912,928
Tenet Healthcare Corp.*	13,492	983,162
		25,466,836
Health Care Technology 0.7%
Inspire Medical Systems, Inc.*	14,917	3,330,519
Omnicell, Inc.*	5,784	1,023,768
Phreesia, Inc.*	69,742	4,022,718
Sophia Genetics SA (Switzerland)*	51,407	718,670
		9,095,675
Hotels, Restaurants & Leisure 2.5%
Airbnb, Inc. (Class A Stock)*	34,155	5,893,104
Bally’s Corp.*	58,392	2,238,749
Bloomin’ Brands, Inc.*	166,918	2,949,441
Chipotle Mexican Grill, Inc.*	1,455	2,391,162
Denny’s Corp.*	73,895	1,023,446
Jack in the Box, Inc.	38,029	3,141,195
McDonald’s Corp.	20,831	5,095,263
Red Rock Resorts, Inc. (Class A Stock)	25,060	1,191,352
Royal Caribbean Cruises Ltd.*	56,445	3,940,990
Rush Street Interactive, Inc.*	109,711	1,957,244
Wingstop, Inc.	7,763	1,246,738
		31,068,684
Household Durables 0.9%
Century Communities, Inc.	40,677	2,890,914
D.R. Horton, Inc.	48,885	4,776,065
Ethan Allen Interiors, Inc.	84,130	1,892,925
LGI Homes, Inc.*	6,001	862,104
Tri Pointe Homes, Inc.*	44,317	1,106,595
		11,528,603

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products 0.4%
Procter & Gamble Co. (The)	32,603	$4,713,742
Independent Power & Renewable Electricity Producers 0.3%
NextEra Energy Partners LP	43,894	3,733,185
Insurance 2.2%
Axis Capital Holdings Ltd.	62,784	3,119,109
Chubb Ltd.	49,698	8,919,300
CNO Financial Group, Inc.	64,147	1,453,571
Goosehead Insurance, Inc. (Class A Stock)	12,201	1,602,236
Marsh & McLennan Cos., Inc.	40,407	6,627,556
MetLife, Inc.	103,324	6,060,986
		27,782,758
Interactive Media & Services 5.3%
Alphabet, Inc. (Class A Stock)*	9,801	27,814,748
Alphabet, Inc. (Class C Stock)*	4,758	13,555,732
Match Group, Inc.*	47,737	6,205,333
Meta Platforms, Inc. (Class A Stock)*	31,562	10,240,607
Snap, Inc. (Class A Stock)*	139,282	6,631,216
Ziff Davis, Inc.*(a)	15,592	1,775,461
		66,223,097
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.*	8,291	29,077,118
MercadoLibre, Inc. (Argentina)*	6,730	7,997,999
Shutterstock, Inc.	8,129	926,787
		38,001,904
IT Services 6.8%
Adyen NV (Netherlands), 144A*	4,290	11,955,494
Affirm Holdings, Inc.*	35,390	4,483,205
EVERTEC, Inc. (Puerto Rico)	42,844	1,799,020
Evo Payments, Inc. (Class A Stock)*	72,042	1,533,774
ExlService Holdings, Inc.*	15,316	1,989,089
Grid Dynamics Holdings, Inc.*	125,492	4,923,051
Mastercard, Inc. (Class A Stock)	19,093	6,012,768
Maximus, Inc.	11,681	881,331
Okta, Inc.*	16,523	3,556,245
Payoneer Global, Inc.*	225,467	1,747,369
PayPal Holdings, Inc.*	25,828	4,775,339
Shopify, Inc. (Canada) (Class A Stock)*	13,233	20,137,847

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Snowflake, Inc. (Class A Stock)*	9,181	$3,122,917
Square, Inc. (Class A Stock)*	33,788	7,039,054
Twilio, Inc. (Class A Stock)*	8,703	2,490,364
Visa, Inc. (Class A Stock)	38,686	7,496,186
		83,943,053
Leisure Products 0.4%
Brunswick Corp.	35,002	3,287,038
Sturm Ruger & Co., Inc.	15,167	1,087,322
		4,374,360
Life Sciences Tools & Services 0.7%
Danaher Corp.	21,305	6,852,540
Olink Holding AB (Sweden), ADR*	33,255	697,025
Sartorius Stedim Biotech (France)	2,548	1,506,727
		9,056,292
Machinery 1.5%
Colfax Corp.*	60,640	2,816,121
Enerpac Tool Group Corp.	51,116	1,079,059
Fortive Corp.	65,563	4,843,139
Gates Industrial Corp. PLC*	124,509	1,995,879
Otis Worldwide Corp.	68,297	5,491,079
Terex Corp.	39,107	1,657,355
Trinity Industries, Inc.	11,601	307,426
		18,190,058
Marine 0.2%
Matson, Inc.	22,313	1,819,179
Media 0.3%
AMC Networks, Inc. (Class A Stock)*(a)	27,726	1,070,501
Cardlytics, Inc.*(a)	18,847	1,273,680
Gray Television, Inc.	83,160	1,714,759
		4,058,940

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 0.2%
Commercial Metals Co.	51,831	$1,601,578
Constellium SE*	59,560	1,046,469
		2,648,047
Multiline Retail 0.1%
Macy’s, Inc.	47,572	1,355,802
Multi-Utilities 1.0%
Dominion Energy, Inc.	170,260	12,122,512
Oil, Gas & Consumable Fuels 2.7%
ConocoPhillips	368,229	25,823,900
Murphy Oil Corp.	75,514	2,007,162
PDC Energy, Inc.	109,595	5,526,876
		33,357,938
Personal Products 0.9%
elf Beauty, Inc.*	103,051	3,103,896
Estee Lauder Cos., Inc. (The) (Class A Stock)	24,678	8,194,824
		11,298,720
Pharmaceuticals 2.9%
AstraZeneca PLC (United Kingdom), ADR	162,120	8,889,040
Bristol-Myers Squibb Co.	91,285	4,895,614
Eli Lilly & Co.	65,165	16,163,527
Innoviva, Inc.*	107,649	1,799,891
Prestige Consumer Healthcare, Inc.*	64,688	3,619,294
		35,367,366
Professional Services 0.5%
ASGN, Inc.*	16,590	2,018,671
HireRight Holdings Corp.*	33,075	613,872
Kforce, Inc.	28,681	2,197,825
Korn Ferry	19,827	1,442,216
		6,272,584
Real Estate Management & Development 0.2%
Kennedy-Wilson Holdings, Inc.	105,814	2,295,106

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.7%
Avis Budget Group, Inc.*	2,984	$819,377
Saia, Inc.*	21,214	7,025,652
Uber Technologies, Inc.*	135,962	5,166,556
Union Pacific Corp.	32,106	7,565,458
		20,577,043
Semiconductors & Semiconductor Equipment 6.3%
Ambarella, Inc.*	9,067	1,627,708
Broadcom, Inc.	17,045	9,437,476
Brooks Automation, Inc.	20,124	2,276,024
Cohu, Inc.*	34,458	1,136,080
Kulicke & Soffa Industries, Inc. (Singapore)(a)	20,295	1,170,210
Lam Research Corp.	10,590	7,199,612
Lattice Semiconductor Corp.*	36,341	2,759,372
MACOM Technology Solutions Holdings, Inc.*	48,088	3,458,008
MaxLinear, Inc.*	51,553	3,471,063
NVIDIA Corp.	80,891	26,431,943
NXP Semiconductors NV (China)	31,858	7,115,803
QUALCOMM, Inc.	49,611	8,957,762
Tower Semiconductor Ltd. (Israel)*	78,991	2,802,601
		77,843,662
Software 7.7%
A10 Networks, Inc.	83,857	1,293,075
Adobe, Inc.*	22,132	14,825,120
Atlassian Corp. PLC (Class A Stock)*	19,717	7,419,901
Clear Secure, Inc. (Class A Stock)*(a)	39,892	1,266,970
Crowdstrike Holdings, Inc. (Class A Stock)*	26,668	5,790,689
Descartes Systems Group, Inc. (The) (Canada)*	20,971	1,685,229
Everbridge, Inc.*	20,242	2,295,848
Intapp, Inc.*	41,090	1,125,455
KnowBe4, Inc. (Class A Stock)*	52,693	1,188,754
Microsoft Corp.	100,379	33,184,294
Mimecast Ltd.*	17,014	1,378,134
PagerDuty, Inc.*	34,482	1,222,387
salesforce.com, Inc.*	37,210	10,603,362
Sprout Social, Inc. (Class A Stock)*	28,418	3,173,722
Trade Desk, Inc. (The) (Class A Stock)*	57,633	5,960,405
Varonis Systems, Inc.*	54,643	2,831,054
		95,244,399

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 3.0%
Asbury Automotive Group, Inc.*	6,182	$1,011,622
Boot Barn Holdings, Inc.*	23,182	2,836,086
Buckle, Inc. (The)	27,498	1,293,506
Carvana Co.*	8,840	2,478,913
Citi Trends, Inc.*(a)	20,180	1,711,264
Home Depot, Inc. (The)	12,803	5,129,010
Lowe’s Cos., Inc.	30,423	7,441,162
MarineMax, Inc.*	17,804	948,419
National Vision Holdings, Inc.*(a)	57,124	2,744,237
Ross Stores, Inc.	42,917	4,681,815
TJX Cos., Inc. (The)	59,843	4,153,104
Urban Outfitters, Inc.*	27,344	865,984
Vroom, Inc.*(a)	42,519	588,038
Zumiez, Inc.*	22,009	1,007,132
		36,890,292
Technology Hardware, Storage & Peripherals 2.9%
3D Systems Corp.*(a)	58,502	1,332,676
Apple, Inc.	211,594	34,976,488
		36,309,164
Textiles, Apparel & Luxury Goods 2.2%
Kontoor Brands, Inc.	64,809	3,494,501
Lululemon Athletica, Inc.*	15,869	7,211,033
LVMH Moet Hennessy Louis Vuitton SE (France)	12,804	9,966,269
NIKE, Inc. (Class B Stock)	38,826	6,570,912
		27,242,715
Thrifts & Mortgage Finance 0.4%
Axos Financial, Inc.*	30,920	1,750,381
WSFS Financial Corp.	53,604	2,665,191
		4,415,572
Tobacco 0.1%
Universal Corp.	27,458	1,278,719
Trading Companies & Distributors 0.9%
Core & Main, Inc. (Class A Stock)*(a)	61,021	1,624,989
Herc Holdings, Inc.	7,742	1,319,624
Rush Enterprises, Inc. (Class A Stock)	53,172	2,709,645

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
Triton International Ltd. (Bermuda)	17,396	$973,654
United Rentals, Inc.*	13,104	4,438,849
		11,066,761
Water Utilities 0.1%
California Water Service Group	16,831	1,060,521

Total Long-Term Investments (cost $739,467,550)		1,217,641,289

Short-Term Investments 4.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	19,267,394	19,267,394
PGIM Institutional Money Market Fund (cost $33,961,175; includes $33,959,090 of cash collateral for securities on loan)(b)(wa)	34,013,399	33,989,590

Total Short-Term Investments (cost $53,228,569)		53,256,984

TOTAL INVESTMENTS 102.5% (cost $792,696,119)		1,270,898,273
Liabilities in excess of other assets (2.5)%		(30,598,998)

Net Assets 100.0%		$1,240,299,275

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,041,678; cash collateral of $33,959,090 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).